Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Trading assets		$ 1,971	$ 1,685	$ 1,376
Investment securities		8,937	8,438	8,116
Mortgages held for sale		785	767	1,290
Loans held for sale		19	78	13
Loans		36,575	35,652	35,571
Other interest income		990	932	723
Total interest income		49,277	47,552	47,089
Interest expense
Deposits		963	1,096	1,337
Short-term borrowings		64	59	60
Long-term debt		2,592	2,488	2,585
Other interest expense		357	382	307
Total interest expense		3,976	4,025	4,289
Net interest income		45,301	43,527	42,800
Provision for credit losses		2,442	1,395	2,309
Net interest income after provision for credit losses		42,859	42,132	40,491
Noninterest income
Service charges on deposit accounts		5,168	5,050	5,023
Trust and investment fees		14,468	14,280	13,430
Card fees		3,720	3,431	3,191
Other fees		4,324	4,349	4,340
Mortgage banking		6,501	6,381	8,774
Insurance		1,694	1,655	1,814
Net gains from trading activities		614	1,161	1,623
Net gains (losses) on debt securities	[1]	952	593	(29)
Net gains from equity investments	[2]	2,230	2,380	1,472
Lease income		621	526	663
Other		464	1,014	679
Total noninterest income		40,756	40,820	40,980
Noninterest expense
Salaries		15,883	15,375	15,152
Commission and incentive compensation		10,352	9,970	9,951
Employee benefits		4,446	4,597	5,033
Equipment		2,063	1,973	1,984
Net occupancy		2,886	2,925	2,895
Core deposit and other intangibles		1,246	1,370	1,504
FDIC and other deposit assessments		973	928	961
Other		12,125	11,899	11,362
Total noninterest expense		49,974	49,037	48,842
Income before income tax expense		33,641	33,915	32,629
Income tax expense		10,365	10,307	10,405
Net income before noncontrolling interests		23,276	23,608	22,224
Less: Net income from noncontrolling interests		382	551	346
Wells Fargo net income		22,894	23,057	21,878
Less: Preferred stock dividends and other		1,424	1,236	989
Wells Fargo net income applicable to common stock		$ 21,470	$ 21,821	$ 20,889
Per share information
Earnings per common share (in dollars per share)		$ 4.18	$ 4.17	$ 3.95
Diluted earnings per common share (in dollars per share)		4.12	4.10	3.89
Dividends declared per common share (in dollars per share)		$ 1.475	$ 1.35	$ 1.15
Average common shares outstanding		5,136.5	5,237.2	5,287.3
Diluted average common shares outstanding		5,209.8	5,324.4	5,371.2

[1]	Total other-than-temporary impairment (OTTI) losses were $136 million, $18 million and $39 million for the years ended December 31, 2015, 2014 and 2013, respectively. Of total OTTI, losses of $183 million, $49 million and $158 million were recognized in earnings, and reversal of losses of $(47) million, $(31) million and $(119) million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.
[2]	Includes OTTI losses of $376 million, $273 million and $186 million for the years ended December 31, 2015, 2014 and 2013, respectively.